Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (24)	€ (20)	€ 7
Impairment (note 12)	(92)	(51)	(94)
Other gains and other losses	(3)	0	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	(27)	(20)	7
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (note 12)	(163)	(139)	(204)
Gain (loss) on sale (note 12)	€ 68	€ 31	€ 101